Employee benefits plan	12 Months Ended
Dec. 31, 2021
Rubicon Technologies L L C [Member] | Rubicon [Member]
Employee benefits plan

Note 11—Employee benefits plan

Employees are offered the opportunity to participate in the Company’s 401(k) Plan, which is intended to be a tax-qualified defined contribution plan under Section 401(k) of the Internal Revenue Code. Eligible employees may contribute up to $19,500 of their salary to the 401(k) Plan annually during the years ended December 31, 2021 and 2020. The Company’s contributions to the 401(k) Plan were $0.5 million and $0.4 million for the years ended December 31, 2021 and 2020, respectively.